Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum rental payments for operating leases

Nine months ending December 31, 2015	$288,012
2016	275,235
2017	52,517
2018	2,995
2019	657
$619,416

2015	$374,000
2016	260,000
2017	43,000
$677,000